Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories consist of the following at December 31, 2018 and 2017:

As at	December 31, 2018	December 31, 2017
Raw materials	$729	$492
Original equipment manufacturer materials	3,128	2,536
Work in process	814	900
Finished goods	1,289	1,155
	$5,960	$5,083